Condensed Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2020 shares
Capital Unit, Class A [Member]
Limited partners capital account units issued	115,000,000
Limited partners capital account units outstanding	115,000,000
Capital Unit, Class B [Member]
Limited partners capital account units issued	7,767,122
Limited partners capital account units outstanding	7,767,122